Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Balance at beginning of year	$ 11,213	$ 3,451	$ 4,094
Acquisition of Newport	498	7,762	0
Disposal of SI Trust Servicing	0	0	(643)
Balance at end of year	11,711	11,213	3,451
Goodwill, Impairment Loss	$ 0	$ 0	$ 0